Business combinations - Summary of range of outcomes of contingent consideration (Detail) $ in Thousands	Jun. 30, 2018 AUD ($)
Bottom of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	$ 10,294
Top of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	11,798
Milestone 1 [member] | Bottom of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	1,250
Milestone 1 [member] | Top of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	1,250
Milestone 2 [member] | Bottom of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	1,250
Milestone 2 [member] | Top of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	1,250
Milestone 3 [member] | Bottom of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	3,000
Milestone 3 [member] | Top of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	3,705
Milestone 4 [member] | Bottom of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	3,400
Milestone 4 [member] | Top of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	4,199
Milestone 5 [member] | Bottom of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	1,394
Milestone 5 [member] | Top of range [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration	$ 1,394